Accrued Expenses and Other Current Liabilities	8 Months Ended
Sep. 30, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities

5. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

September 30, 2024
Accrued employee compensation and benefits	$933
Accrued professional and consulting	204
Accrued research and development	573
$1,710